Derivative financial instruments	6 Months Ended
Jun. 30, 2023
Derivative financial instruments
Derivative financial instruments

12. Derivative financial instruments:

On May 7, 2020, the Partnership entered into a floating to fixed interest rate swap transaction with a leading international bank, for the purpose of managing its exposure to LIBOR variability that the Partnership has under the $675 Million Credit Facility. The swap transaction, which was effective from June 29, 2020, provided for a fixed 3-month LIBOR rate of 0.41% based on notional values that reflect the amortization schedule of 100% of the Partnership’s debt outstanding under its $675 Million Credit Facility, until the $675 Million Credit Facility matures in September 2024. The swap agreement did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. On June 21, 2023 the Partnership signed an agreement with its counterparty for the replacement of the abovementioned fixed 3-month LIBOR rate with the fixed 3-month SOFR rate due to the discontinuation of the LIBOR.

As of June 30, 2023 and December 31, 2022, the outstanding notional amount of Partnership’s interest rate swap was $495.0 million and $519.0 million, respectively. The fair value of this interest rate swap outstanding at June 30, 2023 and December 31, 2022 amounted to an asset of $28,283 and $34,877 respectively (Note 7), and is included in Derivative financial instruments in the unaudited consolidated condensed balance sheets as presented in the table below.

As of June 30, 2023 and 2022, the Partnership recognized a gain on derivative financial instruments of $5.0 million and $21.2 million, respectively, which is included in Gain on derivative financial instrument in the accompanying unaudited interim condensed consolidated statements of comprehensive income as presented in the table below.

The realized gain on non-hedging interest rate swaps included in “Gain on derivative financial instruments, net” amounted to $11.7 million and $0.6 million, for the six-month periods ended June 30, 2023 and 2022, respectively.

12. Derivative financial instruments (continued):

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of the derivative instrument reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains/ (losses) on derivative positions reflected in the unaudited interim condensed consolidated Statement of Comprehensive Income.

Derivative Instruments not designated as hedging instruments – Balance Sheet Location

		Assets
		June 30,	December 31,
Derivative	Balance Sheet Location	2023	2022
Interest rate swap	Derivative financial Instruments, Current	24,034	22,544
Interest rate swap	Derivative financial Instruments, non- Current	4,249	12,333
	Total	$28,283	$34,877

Derivatives Instruments not designated as Hedging Instruments – Net effect on the Consolidated Condensed Statements of Comprehensive Income

		Six months ended June 30,
	Net Realized and Unrealized Gain Recognized on Statement of Comprehensive Income Location	2023	2022
Interest rate swap	Gain on derivative instruments	5,023	21,231
Total		$5,023	$21,231